Derivative Instruments and Hedging Activities - Commitment of Cross Currency Swaps (Detail) - Cross Currency Interest Rate Contract NOK in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2017 NOK
Derivative [Line Items]
Fair Value / Carrying Amount of Asset / (Liability)	$ (41,268)
NIBOR | 4.35%
Derivative [Line Items]
Notional Amount	$ 150,000	NOK 900,000
Receivable Margin	4.35%	4.35%
Fixed Interest Rate	6.43%	6.43%
Fair Value / Carrying Amount of Asset / (Liability)	$ (39,088)
Remaining Term (years)	10 months 24 days
NIBOR | 3.70%
Derivative [Line Items]
Notional Amount	$ 134,000	NOK 1,000,000
Receivable Margin	3.70%	3.70%
Fixed Interest Rate	5.92%	5.92%
Fair Value / Carrying Amount of Asset / (Liability)	$ (9,862)
Remaining Term (years)	2 years 7 months 6 days
NIBOR | 6.00%
Derivative [Line Items]
Notional Amount	$ 146,500	NOK 1,200,000
Receivable Margin	6.00%	6.00%
Fixed Interest Rate	7.70%	7.70%
Fair Value / Carrying Amount of Asset / (Liability)	$ 7,682
Remaining Term (years)	4 years 1 month 18 days